Note 8 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss attributable to ordinary shareholders	$ (60,973)	$ (38,085)	$ (54,869)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	29,984,284	24,645,714	22,665,265
Net loss per share —basic and diluted (in dollars per share)	$ (2.03)	$ (1.55)	$ (2.42)